Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0002055301
Registrant Name	Aura Consolidated Group, Inc.
Registration File Number	333-298208
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES